Goodwill, Intangible Assets and Acquisitions - Future Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill, Intangible Assets and Acquisitions
Amortization expense	$ 21,300	$ 19,300	$ 21,500
Future estimated amortization expenses
2025	17,520
2026	17,483
2027	17,209
2028	16,887
2029	16,314
Thereafter	24,163
Total expected amortization expense	109,576
Identifiable intangible assets acquired	$ 200